BlackRock Advantage Global Fund, Inc.
BlackRock Balanced Capital Fund, Inc.
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
BlackRock Sustainable Total Return Fund
BlackRock Emerging Markets Fund, Inc.
BlackRock EuroFund
BlackRock FundsSM
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Advantage International Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Defensive Advantage International Fund
BlackRock Energy Opportunities Fund
BlackRock Global Equity Absolute Return Fund
BlackRock Global Impact Fund
BlackRock Global Long/Short Equity Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock International Dividend Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Fund
BlackRock Technology Opportunities Fund
BlackRock Total Factor Fund
BlackRock U.S. Impact Fund
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Global Dividend Portfolio
BlackRock Managed Income Fund
BlackRock Multi-Asset Income Portfolio
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund
BlackRock Funds III
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
iShares MSCI Total International Index Fund
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund
BlackRock Sustainable Advantage CoreAlpha Bond Fund
BlackRock Systematic Multi-Strategy Fund
BlackRock Funds V
BlackRock Floating Rate Income Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock Sustainable Emerging Markets Bond Fund
BlackRock Sustainable Emerging Markets Flexible Bond Fund
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund
BlackRock Funds VII, Inc.
BlackRock Sustainable International Equity Fund
BlackRock Global Allocation Fund, Inc.
BlackRock Index Funds, Inc.
iShares MSCI EAFE International Index Fund
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Series Funds, Inc.
BlackRock Event Driven Equity Fund
BlackRock Latin America Fund, Inc.
BlackRock Natural Resources Trust
BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock Series, Inc.
BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund

(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:

•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s]—Investment Risks—Principal Risks of Investing in the [Fund[s]] [the Underlying Funds] [the Underlying ETFs]” or “Details About the Fund—A Further Discussion of Risk Factors—Principal Risks of the Underlying Funds,” as applicable, is amended to delete the sub‑secton entitled “European Economic Risk” and to replace it with the following:
European Economic Risk — The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Shareholders should retain this Supplement for future reference.
PR2‑EURO‑0222SUP

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